Provisions for impairment charges (Tables)	12 Months Ended
Sep. 30, 2018
Provisions for impairment charges
Schedule of changes in provisions for impairment charges on loans

	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017
Individually assessed provisions
Opening balance	480	869	669	417	752
Provisions raised	371	610	727	341	581
Write-backs	(150)	(288)	(210)	(131)	(218)
Write-offs	(269)	(688)	(287)	(248)	(681)
Interest adjustment	(11)	(16)	(13)	(11)	(16)
Other adjustments	1	(7)	(17)	7	(1)

Closing balance	422	480	869	375	417

Collectively assessed provisions
Opening balance	2,639	2,733	2,663	2,180	2,198
Provisions raised	668	699	744	610	628
Write-offs	(858)	(968)	(902)	(742)	(810)
Interest adjustment	179	188	193	148	152
Other adjustments	3	(13)	35	42	12

Closing balance	2,631	2,639	2,733	2,238	2,180

Total provisions for impairment charges on loans and credit commitments	3,053	3,119	3,602	2,613	2,597
Less provisions for credit commitments (refer to Note 28)	(239)	(253)	(272)	(206)	(224)

Total provisions for impairment charges on loans	2,814	2,866	3,330	2,407	2,373

Schedule of provisions for impairment charges on loans by industry classification

Consolidated	2018		2017		2016		2015		2014
	$m	%	$m	%	$m	%	$m	%	$m	%
Individually assessed provisions by industry
Australia
Accommodation, cafes and restaurants	9	0.3	15	0.5	39	1.1	38	1.1	47	1.4
Agriculture, forestry and fishing	13	0.4	9	0.3	21	0.6	23	0.7	47	1.4
Construction	24	0.8	20	0.6	23	0.6	20	0.6	61	1.8
Finance and insurance	25	0.8	6	0.2	15	0.4	23	0.7	24	0.7
Manufacturing	49	1.6	40	1.3	120	3.4	41	1.2	36	1.0
Mining	9	0.3	19	0.6	41	1.1	11	0.3	15	0.4
Property	47	1.5	74	2.4	125	3.5	127	3.9	200	5.7
Property services and business services	35	1.1	77	2.5	215	6.0	97	2.9	83	2.4
Services	27	0.9	25	0.8	16	0.4	20	0.6	32	0.9
Trade	39	1.3	37	1.2	62	1.7	39	1.2	70	2.0
Transport and storage	16	0.5	14	0.4	14	0.4	54	1.6	12	0.3
Utilities	-	-	-	-	-	-	-	-	2	0.1
Retail lending	92	3.0	94	3.0	57	1.6	57	1.7	60	1.7
Other	2	0.1	3	0.1	4	0.1	3	0.1	2	0.1

Total Australia	387	12.6	433	13.9	752	20.9	553	16.6	691	19.9

New Zealand
Accommodation, cafes and restaurants	-	-	-	-	-	-	-	-	-	-
Agriculture, forestry and fishing	13	0.4	11	0.4	11	0.3	6	0.2	6	0.2
Construction	-	-	-	-	1	-	1	-	1	-
Finance and insurance	-	-	-	-	-	-	-	-	-	-
Manufacturing	6	0.2	4	0.1	34	0.9	33	1.0	33	0.9
Mining	-	-	-	-	14	0.4	13	0.4	36	1.0
Property	6	0.2	20	0.6	31	0.9	42	1.3	38	1.1
Property services and business services	-	-	-	-	1	-	1	-	-	-
Services	1	0.1	2	0.1	2	0.1	2	0.1	1	-
Trade	-	-	1	-	1	-	1	-	2	0.1
Transport and storage	-	-	-	-	-	-	-	-	1	-
Utilities	-	-	-	-	-	-	-	-	-	-
Retail lending	7	0.2	7	0.2	4	0.1	8	0.2	10	0.3

Total New Zealand	33	1.1	45	1.4	99	2.7	107	3.2	128	3.6

Total other overseas	2	0.1	2	0.1	18	0.5	9	0.3	48	1.4

Total individually assessed provisions	422	13.8	480	15.4	869	24.1	669	20.1	867	24.9
Total collectively assessed provisions	2,631	86.2	2,639	84.6	2,733	75.9	2,663	79.9	2,614	75.1

Total provisions for impairment charges and credit commitments	3,053	100.0	3,119	100.0	3,602	100.0	3,332	100.0	3,481	100.0

Schedule of write-offs and recoveries of loans, by industry classification

Consolidated
$m	2018	2017	2016	2015	2014
Write-offs
Australia
Accommodation, cafes and restaurants	(14)	(38)	(17)	(40)	(26)
Agriculture, forestry and fishing	(12)	(10)	(12)	(36)	(60)
Construction	(23)	(30)	(20)	(40)	(37)
Finance and insurance	(4)	(6)	(13)	(12)	(10)
Manufacturing	(12)	(105)	(21)	(20)	(85)
Mining	(14)	(46)	(18)	(17)	(4)
Property	(39)	(76)	(44)	(104)	(182)
Property services and business services	(44)	(203)	(43)	(70)	(50)
Services	(24)	(97)	(36)	(18)	(22)
Trade	(56)	(59)	(30)	(56)	(70)
Transport and storage	(17)	(17)	(48)	(24)	(43)
Utilities	(1)	-	(1)	(2)	(3)
Retail lending	(793)	(898)	(803)	(658)	(603)
Other	(5)	(17)	(13)	(13)	(14)

Total Australia	(1,058)	(1,602)	(1,119)	(1,110)	(1,209)

New Zealand
Accommodation, cafes and restaurants	-	-	-	-	(2)
Agriculture, forestry and fishing	-	-	(1)	(3)	(10)
Construction	(1)	(1)	(1)	-	(5)
Finance and insurance	-	-	-	-	(10)
Manufacturing	-	-	-	(1)	(1)
Mining	-	-	-	(28)	(10)
Property	(13)	(2)	(10)	(18)	(41)
Property services and business services	-	-	(2)	-	-
Services	(1)	-	-	(1)	(37)
Trade	(1)	(1)	(1)	(4)	(3)
Transport and storage	-	-	-	-	-
Utilities	-	-	-	-	-
Retail lending	(53)	(49)	(51)	(55)	(49)
Other	-	-	(1)	-	-

Total New Zealand	(69)	(53)	(67)	(110)	(168)

Total other overseas	-	(1)	(3)	(18)	(31)

Total write-offs	(1,127)	(1,656)	(1,189)	(1,238)	(1,408)

Write-offs in relation to:
Collectively assessed provisions	(858)	(968)	(902)	(793)	(702)
Individually assessed provisions	(269)	(688)	(287)	(445)	(706)

Total write-offs	(1,127)	(1,656)	(1,189)	(1,238)	(1,408)

Consolidated
$m	2018	2017	2016	2015	2014
Recoveries
Australia
Accommodation, cafes and restaurants	1	3	-	-	-
Agriculture, forestry and fishing	-	-	-	-	-
Construction	1	2	1	4	2
Finance and insurance	1	1	34	8	8
Manufacturing	-	2	1	3	3
Mining	1	1	-	-	-
Property	7	10	3	15	12
Property services and business services	1	3	2	2	-
Services	1	-	2	1	-
Trade	2	3	1	1	1
Transport and storage	1	1	1	-	-
Utilities	-	-	-	-	2
Retail lending	139	118	84	78	62
Other	-	5	2	1	2

Total Australia	155	149	131	113	92
Total New Zealand	24	19	6	18	14
Total other overseas	-	-	-	-	-

Total recoveries	179	168	137	131	106
Total write-offs	(1,127)	(1,656)	(1,189)	(1,238)	(1,408)

Net write-offs and recoveries	(948)	(1,488)	(1,052)	(1,107)	(1,302)